Net Loss Per Share - Summary of Anti-Dilutive Securities Excluded from Calculation of Diluted Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	6,239,595	15,804,583	6,064,751	15,755,015
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	0	12,729,349	0	12,729,349
Common Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	0	672,632	244,425	672,632
Preferred Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	0	10,377	0	10,377
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	2,074,375	185,247	1,497,340	113,819
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	4,165,220	2,206,978	4,322,986	2,228,838